EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefit plans
Schedule of post-employment benefit and long-term benefit plans

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Post-employment and long-term benefit plans	2020	2019
In millions of COP
19.1 Defined benefit pension plan	163,204	163,152
19.2 Severance obligation	22,228	26,547
19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium	202,580	198,260
19.4 Other long term benefits	465,046	416,969
Total Post-employment and long-term benefit plans	853,058	804,928
Fair value Plan assets	29,113	35,981
Total Unfunded Post-employment and long-term benefit plans	823,945	768,947

Schedule of short-term employment benefit plans

Short-term employment benefit plans recognized in the statement of financial position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2020	2019
In millions of COP
Current severance obligation(1)	87,022	83,584
Bonuses and short-term benefits(2)	11,816	403,872
Other employment benefit plans	98,838	487,456
(1)	See 19.2 Severance obligation.

The decrease between December 31, 2020 and 2019 corresponds to the suspension of bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.

Schedule of expense recognized in salaries and employee benefits

The expense recognized in the line “Salaries and employee benefits” of the consolidated statement of income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2020	2019
In millions of COP
Pension	185,925	200,615
Current severance regimen	60,376	60,777
Total	246,301	261,392

Schedule of economic assumptions used in the determination of the present value of the defined benefit plans

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	5.50%	5.70%
Rate of wage increase	5.75%	5.95%
Projected inflation	3.25%	3.45%
Rate of pension increase	3.25%	3.45%

Bancolombia Panama

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	2.40%	2.80%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Banistmo

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	2.40%	4.00%
Expected long-term rate of return on plan assets	(1.70)%	3.40%
Rate of wage increase	1.00%	3.00%

El Salvador

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	2.30%	3.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Guatemala

Main projected assumptions	December 31, 2020	December 31, 2019
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

Schedule of estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2021	14,119	66,759
2022	14,156	57,177
2023	13,966	70,698
2024	13,687	68,378
2025	13,399	67,330
2026 a 2030	62,171	373,880

Pension plans
Disclosure of employee benefit plans
Schedule of plan assets fair value

The plan assets’ fair value as of December 31, 2020 and 2019 is as follow:

Bancolombia’s Plan assets	2020	2019
In millions of COP
Fair value of assets as of January 1	31,761	32,252
Interest income on plan assets	1,918	2,118
Return on plan assets greater/(less) than discount rate	629	2,038
Benefits paid	(9,097)	(4,647)
Fair value assets at the end of the year	25,211	31,761

Pension plans | Banistmo S.A.
Disclosure of employee benefit plans
Schedule of change in plan assets

The following table details the change in plan assets:

Banistmo’s Plan assets	2020	2019
In millions of COP
Fair value of assets as of January 1	4,220	4,884
Interest income on plan assets	40	101
Return on plan assets less than discount rate	(25)	(25)
Benefits paid	(572)	(782)
Foreign currency translation effect	239	42
Fair value assets as of December 31	3,902	4,220

Pension plans | Colombia
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	129,028	122,383
Interest cost	7,244	7,880
Benefits paid	(12,009)	(11,857)
Net actuarial loss / (gain) due to changes in demographic assumptions	23	10,518
Net actuarial loss due to plan experience	2,846	104
Defined obligation, unfunded as of December 31	127,132	129,028

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	129,028	122,383
Interest cost	7,244	7,880
Benefits paid	(12,009)	(11,857)
Net actuarial loss / (gain) due to changes in demographic assumptions	23	10,518
Net actuarial loss due to plan experience	2,846	104
Defined obligation, unfunded as of December 31	127,132	129,028

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	5,371	5,863
Interest cost	164	229
Actuarial loss / (gain) – experience	372	620
Actuarial (gain)/loss - financial assumptions	353	(610)
Benefits paid from plan assets	(572)	(782)
Foreign currency translation effect	232	51
Defined obligation, funded as of December 31	5,920	5,371

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	28,753	26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, funded as of December 31	30,152	28,753

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	28,753	26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, funded as of December 31	30,152	28,753

Schedule of sensitivity analysis for actuarial assumptions

Colombia

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(4,622)
Discount rate	5.00%	0.50% decrease	4,959
Salary increases	3.75%	0.50% increase	5,337
Salary increases	2.75%	0.50% decrease	(5,012)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	5,812

Pension plans | Guatemala
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	129,028	122,383
Interest cost	7,244	7,880
Benefits paid	(12,009)	(11,857)
Net actuarial loss / (gain) due to changes in demographic assumptions	23	10,518
Net actuarial loss due to plan experience	2,846	104
Defined obligation, unfunded as of December 31	127,132	129,028

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	129,028	122,383
Interest cost	7,244	7,880
Benefits paid	(12,009)	(11,857)
Net actuarial loss / (gain) due to changes in demographic assumptions	23	10,518
Net actuarial loss due to plan experience	2,846	104
Defined obligation, unfunded as of December 31	127,132	129,028

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	5,371	5,863
Interest cost	164	229
Actuarial loss / (gain) – experience	372	620
Actuarial (gain)/loss - financial assumptions	353	(610)
Benefits paid from plan assets	(572)	(782)
Foreign currency translation effect	232	51
Defined obligation, funded as of December 31	5,920	5,371

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	28,753	26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, funded as of December 31	30,152	28,753

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	28,753	26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, funded as of December 31	30,152	28,753

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	129,028	122,383
Interest cost	7,244	7,880
Benefits paid	(12,009)	(11,857)
Net actuarial loss / (gain) due to changes in demographic assumptions	23	10,518
Net actuarial loss due to plan experience	2,846	104
Defined obligation, unfunded as of December 31	127,132	129,028

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	5,371	5,863
Interest cost	164	229
Actuarial loss / (gain) – experience	372	620
Actuarial (gain)/loss - financial assumptions	353	(610)
Benefits paid from plan assets	(572)	(782)
Foreign currency translation effect	232	51
Defined obligation, funded as of December 31	5,920	5,371

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	28,753	26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, funded as of December 31	30,152	28,753

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	28,753	26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, funded as of December 31	30,152	28,753

Pension plans | Panama
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	129,028	122,383
Interest cost	7,244	7,880
Benefits paid	(12,009)	(11,857)
Net actuarial loss / (gain) due to changes in demographic assumptions	23	10,518
Net actuarial loss due to plan experience	2,846	104
Defined obligation, unfunded as of December 31	127,132	129,028

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	5,371	5,863
Interest cost	164	229
Actuarial loss / (gain) – experience	372	620
Actuarial (gain)/loss - financial assumptions	353	(610)
Benefits paid from plan assets	(572)	(782)
Foreign currency translation effect	232	51
Defined obligation, funded as of December 31	5,920	5,371

Defined benefit pension plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	28,753	26,829
Current cost of service	1,165	1,219
Interest cost	2,597	2,215
Benefits paid	(1,251)	(1,097)
Actuarial (gain)/loss - financial assumptions	(2,052)	(770)
Foreign currency translation effect	940	357
Defined obligation, funded as of December 31	30,152	28,753

Severance obligation
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

The balances recognized in the statement of financial position are listed below:

Defined benefit severance obligation plan	2020	2019
In millions of COP
Present value of the obligation as of January 1	26,547	30,732
Current cost of service	716	862
Interest cost	1,490	1,952
Benefits paid	(6,214)	(8,414)
Net actuarial loss due to assumption changes and plan experience	(311)	1,415
Defined obligation, unfunded as of December 31	22,228	26,547
Current severance regimen(1)	87,022	83,584
Total	109,250	110,131
(1)	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities

Severance obligation | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(473)
Discount rate	5.00%	0.50% decrease	492
Salary increases	6.25%	0.50% increase	1,139
Salary increases	5.25%	0.50% decrease	(1,110)

Severance obligation | Panama
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	2.90%	0.50% increase	(283)
Discount rate	1.90%	0.50% decrease	308
Mortality Table	RP-2000	One year increase in life expectancy	219

Retirement and senior management pension plan
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2020	2019
In millions of COP
Present value of the obligation as of January 1	198,260	170,596
Current service cost	16,626	16,687
Interest cost	11,770	11,161
Benefits paid	(23,226)	(31,784)
Past service cost	381	75
Net actuarial (gain) / loss due to assumption changes and plan experience(1)	(3,745)	30,875
Foreign currency translation effect	2,514	650
Defined obligation, unfunded as of December 31	202,580	198,260
(1)	The decrease in actuarial losses from assumption changes and plan experience adjustment is mainly due to a reduction of the discount rate used in actuarial valuation of 2020 against 2019.

Retirement and senior management pension plan | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(6,971)
Discount rate	5.00%	0.50% decrease	7,496
Salary increases	6.25%	0.50% increase	7,477
Salary increases	5.25%	0.50% decrease	(6,841)

Retirement and senior management pension plan | Guatemala
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	2.80%	0.50% increase	(924)
Discount rate	1.80%	0.50% decrease	1,007
Salary increases	2.50%	0.50% increase	142
Salary increases	1.50%	0.50% decrease	(187)

Retirement and senior management pension plan | El Salvador
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	2.80%	0.50% increase	(924)
Discount rate	1.80%	0.50% decrease	1,007
Salary increases	2.50%	0.50% increase	142
Salary increases	1.50%	0.50% decrease	(187)

Senior Management Pension Plan Premium | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Senior Management Pension Plan Premium

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(927)
Discount rate	5.00%	0.50% decrease	971
Salary increases	6.25%	0.50% increase	960
Salary increases	5.25%	0.50% decrease	(925)

Senior Management Pension Plan Premium | Guatemala
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Guatemala

Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(2,487)
Discount rate	7.70%	0.50% decrease	2,734
Salary increases	5.50%	0.50% increase	1,686
Salary increases	4.50%	0.50% decrease	(1,596)
Mortality Table	RP-2000	One year increase in life expectancy	819

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(949)
Discount rate	7.70%	0.50% decrease	998
Salary increases	5.50%	0.50% increase	1,025
Salary increases	4.50%	0.50% decrease	(981)

Other long term benefits
Disclosure of employee benefit plans
Schedule of short-term employment benefit plans

In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2020 and December 31, 2019, the reconciliation of the other long term benefits is set below:

Other long term benefits	2020	2019
In millions of COP
Present value of the obligation as of January 1	416,969	362,862
Current service cost	40,637	33,944
Interest cost	24,021	24,122
First time application effect of IAS 19 to new defined benefit obligation of Banco Agromercantil Holding S.A. at Decembre 31, 2020(1)	20,723	-
Benefits paid	(37,049)	(36,884)
Net actuarial loss / (gain) due to assumption changes and plan experience(2)	(654)	32,850
Foreign currency translation effect	399	75
Defined obligation, unfunded as of December 31	465,046	416,969
(1)	Grupo Agromercantil Holding S.A. has decided to recognize a new employee benefit plan for its employees based on the continuos and uninterrupted years of service in the organization

The decrease in actuarial losses from experience adjustment, is mainly due to a reduction of the discount rate used in actuarial valuation of 2020 against 2019.

Other long term benefits | Colombia
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.00%	0.50% increase	(15,462)
Discount rate	5.00%	0.50% decrease	16,568
Salary increases	6.25%	0.50% increase	16,432
Salary increases	5.25%	0.50% decrease	(15,488)

Other long term benefits | Guatemala
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(636)
Discount rate	7.70%	0.50% decrease	679
Salary increases	5.50%	0.50% increase	697
Salary increases	4.50%	0.50% decrease	(658)

Other long term benefits | El Salvador
Disclosure of employee benefit plans
Schedule of sensitivity analysis for actuarial assumptions	El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	2.80%	0.50% increase	(216)
Discount rate	1.80%	0.50% decrease	231